SUBSEQUENT EVENTS (Details) - SUBSEQUENT EVENTS ¥ in Millions	Apr. 23, 2020 $ / shares	Mar. 24, 2020 CNY (¥)	Jan. 16, 2020 CNY (¥)
Not discontinued operations | Salvage car related business
Subsequent Event [Line Items]
Total consideration			¥ 330
Consideration received			¥ 165
Discontinued business | 2C intra-regional business and loan-facilitation related service
Subsequent Event [Line Items]
Percentage of preferred shares the company is entitled to purchase from the acquirer of the company's business	18.40%
Per share purchase price of the shares of the acquirer of the company's business | $ / shares	$ 0.00001
Percentage of net cash inflow generated by the divested and transferred assets and liabilities for which the company is entitled to receive	85.00%
Forecast [Member] | Discontinued business | 2B business
Subsequent Event [Line Items]
Total consideration		¥ 105
Consideration received		¥ 75